CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares Ordinary shares Class A CNY (¥) shares	Ordinary Shares Ordinary shares Class B CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Subscription receivables CNY (¥)	Accumulated deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non-controlling Interest CNY (¥)	Ordinary shares Class A shares	Ordinary shares Class B shares	USD ($)	CNY (¥)
Beginning balance at Dec. 31, 2016	¥ 25			¥ 2,200	¥ (2,225)	¥ (755,058)	¥ 64,870	¥ 2,185				¥ (688,003)
Beginning balance (in shares) at Dec. 31, 2016 | shares	72,000,000
Changes in shareholders' (deficit) equity
Receipts of subscription receivables from shareholders					25							25
Share-based compensation				9,921								9,921
Net loss						(248,580)		(747)				(249,327)
Unrealized gains of available-for-sale securities, net of tax							5,181					5,181
Reclassification of realized gains, net of tax							(1,154)					(1,154)
Foreign currency translation							(21,347)					(21,347)
Ending Balance at Dec. 31, 2017	¥ 25			12,121	(2,200)	(1,003,638)	47,550	1,438				(944,704)
Ending Balance (in shares) at Dec. 31, 2017 | shares	72,000,000
Changes in shareholders' (deficit) equity
Share surrendered for cancellation (Note13)				(2,200)	¥ 2,200
Share-based compensation				51,359								51,359
Re-designation of Class A ordinary shares into Class B ordinary shares (Note 13)	¥ (25)	¥ 25
Re-designation of Class A ordinary shares into Class B ordinary shares (Note 13) (in shares) | shares	(72,000,000)	72,000,000
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of RMB19,134	¥ 5			694,873								694,878
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of RMB19,134 (in shares) | shares	15,969,110
Conversion of preferred shares into Class A ordinary shares upon IPO	¥ 24			1,784,725								1,784,749
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares) | shares	75,118,996
Net loss						(380,091)		(1,950)				(382,041)
Unrealized gains of available-for-sale securities, net of tax							8,734					8,734
Reclassification of realized gains, net of tax							(10,869)					(10,869)
Foreign currency translation							21,658					21,658
Ending Balance at Dec. 31, 2018	¥ 29	¥ 25		2,540,878		(1,383,729)	67,073	(512)				1,223,764
Ending Balance (in shares) at Dec. 31, 2018 | shares	91,088,106	72,000,000							91,088,106	72,000,000
Changes in shareholders' (deficit) equity
Share-based compensation				54,281								54,281
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units	¥ 1			11,327								11,328
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	2,517,780
Repurchase of shares			¥ (22,991)									(22,991)
Repurchase of shares (in shares) | shares	(1,485,862)		1,485,862
Net loss						(499,606)		(2,221)			$ (72,083)	(501,827)
Unrealized gains of available-for-sale securities, net of tax							7,335				1,054	7,335
Reclassification of realized gains, net of tax							(9,635)				(1,384)	(9,635)
Foreign currency translation							11,668				1,676	11,668
Ending Balance at Dec. 31, 2019	¥ 30	¥ 25	¥ (22,991)	¥ 2,606,486		¥ (1,883,335)	¥ 76,441	¥ (2,733)			$ 111,167	¥ 773,923
Ending Balance (in shares) at Dec. 31, 2019 | shares	92,120,024	72,000,000	1,485,862						92,120,024	72,000,000